Regulation - Significant Regulatory Developments Narrative (Details)	1 Months Ended			12 Months Ended				22 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Apr. 30, 2021	Jul. 01, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE (percent)						10.77%	10.77%
Capital structure of common equity (percent)						60.00%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
ROE (percent)						9.00%	8.80%
Capital structure of common equity (percent)						50.00%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
ROE (percent)						8.50%	8.50%
Capital structure of common equity (percent)						37.00%
April 2021 FERC Transmission Incentives | FERC | ITC
Public Utilities, General Disclosures [Line Items]
Proposed ROE incentive elimination (basis points)			0.50%
2019 US FERC Transmission Rates | FERC | TEP
Public Utilities, General Disclosures [Line Items]
Proposed ROE (percent)	9.79%
November 2021 PSC Rate Proceeding | PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
ROE (percent)		9.00%
Capital structure of common equity (percent)		50.00%
Approved rate (period)		3 years
Common equity component of capital structure, approved rate decrease (percent)		1.00%
November 2021 PSC Rate Proceeding | PSC | Central Hudson | Forecast
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)				48.00%
2022 GCOC Proceeding | AUC | FortisAlberta | Forecast
Public Utilities, General Disclosures [Line Items]
ROE (percent)								8.50%
Capital structure of common equity (percent)								37.00%
2023/2024 GCOC Proceeding | AUC | FortisAlberta | Forecast
Public Utilities, General Disclosures [Line Items]
Proposed ROE (percent)					8.50%
Proposed structure of common equity (percent)					37.00%